FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4980

TCW CONVERTIBLE SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Secretary, 865 South Figueroa Street, Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of Fiscal year-end: 12/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005

Item 1.	Proxy Voting Record

Account Name: TCW Convertible Securities Fund

		TICKER	CUSIP	MTG DATE	MTG TYPE		For/Agnst Mgmt
ISSUER NAME				Proposal Type	Voted?	Vote
Albertson’s Inc			013104203	6/2/05	Annual
1.01	Elect Henry I. Bryant			MGMT	YES	FOR	FOR
1.02	Elect Bonnie Guiton Hill			MGMT	YES	FOR	FOR
1.03	Elect Lawrence R. Johnston			MGMT	YES	FOR	FOR
1.04	Elect Kathi P. Seifert			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR
3	Majority vote to elect directors			SHLDR	YES	AGNST	FOR
4	Eliminate supermajority provision			SHLDR	YES	FOR	AGNST
5	Golden parachutes			SHLDR	YES	FOR	AGNST
6	Independent board chairman			SHLDR	YES	AGNST	FOR
7	Restrict executive compensation			SHLDR	YES	AGNST	FOR

Aquila Inc			03840P409	5/4/05	Annual
1.01	Elect Herman Cain			MGMT	YES	FOR	FOR
1.02	Elect Patrick J. Lynch			MGMT	YES	FOR	FOR
1.03	Elect Nicholas J. Singer			MGMT	YES	FOR	FOR

CenturyTel Inc			156700403	5/12/05	Annual
1.01	Elect Virginia Boulet			MGMT	YES	FOR	FOR
1.02	Elect Calvin Czeschin			MGMT	YES	FOR	FOR
1.03	Elect James B. Gardner			MGMT	YES	FOR	FOR
1.04	Elect Gregory J. McCray			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR
3	Adopt Stock Incentive Plan			MGMT	YES	FOR	FOR
4	Adopt Director Stock Incentive Plan			MGMT	YES	FOR	FOR
5	Approve annual bonus plan			MGMT	YES	FOR	FOR

Great Plains Energy Inc		GXP	391164100	5/3/05	Annual
1.01	Elect David L. Bodde			MGMT	NO	TAKE NO ACTION
1.02	Elect Michael J. Chesser			MGMT	NO	TAKE NO ACTION
1.03	Elect William H. Downey			MGMT	NO	TAKE NO ACTION
1.04	Elect Mark A. Ernst			MGMT	NO	TAKE NO ACTION
1.05	Elect Randall C. Ferguson Jr.			MGMT	NO	TAKE NO ACTION
1.06	Elect William K. Hall			MGMT	NO	TAKE NO ACTION
1.07	Elect Luis A. Jimenez			MGMT	NO	TAKE NO ACTION
1.08	Elect James A. Mitchell			MGMT	NO	TAKE NO ACTION
1.09	Elect William C. Nelson			MGMT	NO	TAKE NO ACTION
1.1	Elect Linda Hood Talbott			MGMT	NO	TAKE NO ACTION
1.11	Elect Robert H. West			MGMT	NO	TAKE NO ACTION
2	Ratify selection of auditors			MGMT	NO	TAKE NO ACTION

Great Plains Energy Inc			391164605	5/3/05	Annual
1.01	Elect David L. Bodde			MGMT	YES	FOR	FOR
1.02	Elect Michael J. Chesser			MGMT	YES	FOR	FOR
1.03	Elect William H. Downey			MGMT	YES	FOR	FOR
1.04	Elect Mark A. Ernst			MGMT	YES	FOR	FOR
1.05	Elect Randall C. Ferguson Jr.			MGMT	YES	FOR	FOR
1.06	Elect William K. Hall			MGMT	YES	FOR	FOR
1.07	Elect Luis A. Jimenez			MGMT	YES	FOR	FOR
1.08	Elect James A. Mitchell			MGMT	YES	FOR	FOR
1.09	Elect William C. Nelson			MGMT	YES	FOR	FOR
1.1	Elect Linda Hood Talbott			MGMT	YES	FOR	FOR
1.11	Elect Robert H. West			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR

Reinsurance Group of America Inc			759351307	5/25/05	Annual
1.01	Elect J. Cliff Eason			MGMT	NO	TAKE NO ACTION
1.02	Elect Joseph A. Reali			MGMT	NO	TAKE NO ACTION

Sinclair Broadcasting Group			829226505	5/12/05	Annual
1.01	Elect David D. Smith			MGMT	YES	FOR	FOR
1.02	Elect Frederick G. Smith			MGMT	YES	FOR	FOR
1.03	Elect J. Duncan Smith			MGMT	YES	FOR	FOR
1.04	Elect Robert E. Smith			MGMT	YES	FOR	FOR
1.05	Elect Basil A. Thomas			MGMT	YES	FOR	FOR
1.06	Elect Lawrence E. McCanna			MGMT	YES	FOR	FOR
1.07	Elect Daniel C. Keith			MGMT	YES	FOR	FOR
1.08	Elect Martin Leader			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR

St. Paul Travelers Companies		STA	792860108	5/3/05	Annual
1.01	Elect John H. Dasburg			MGMT	YES	FOR	FOR
1.02	Elect Leslie B. Disharoon			MGMT	YES	FOR	FOR
1.03	Elect Janet M. Dolan			MGMT	YES	FOR	FOR
1.04	Elect Kenneth M. Duberstein			MGMT	YES	FOR	FOR
1.05	Elect Jay S. Fishman			MGMT	YES	FOR	FOR
1.06	Elect Lawrence G. Graev			MGMT	YES	FOR	FOR
1.07	Elect Thomas R. Hodgson			MGMT	YES	FOR	FOR
1.08	Elect Robert I. Lipp			MGMT	YES	FOR	FOR
1.09	Elect Blythe J. McGarvie			MGMT	YES	FOR	FOR
1.1	Elect Glen D. Nelson			MGMT	YES	FOR	FOR
1.11	Elect Clarence Otis Jr.			MGMT	YES	FOR	FOR
1.12	Elect Charles W. Scharf			MGMT	YES	FOR	FOR
1.13	Elect Laurie J. Thomsen			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR

St. Paul Travelers Companies			792860306	5/3/05	Annual
1.01	Elect John H. Dasburg			MGMT	YES	FOR	FOR
1.02	Elect Leslie B. Disharoon			MGMT	YES	FOR	FOR
1.03	Elect Janet M. Dolan			MGMT	YES	FOR	FOR
1.04	Elect Kenneth M. Duberstein			MGMT	YES	FOR	FOR
1.05	Elect Jay S. Fishman			MGMT	YES	FOR	FOR
1.06	Elect Lawrence G. Graev			MGMT	YES	FOR	FOR
1.07	Elect Thomas R. Hodgson			MGMT	YES	FOR	FOR
1.08	Elect Robert I. Lipp			MGMT	YES	FOR	FOR
1.09	Elect Blythe J. McGarvie			MGMT	YES	FOR	FOR
1.1	Elect Glen D. Nelson			MGMT	YES	FOR	FOR
1.11	Elect Clarence Otis Jr.			MGMT	YES	FOR	FOR
1.12	Elect Charles W. Scharf			MGMT	YES	FOR	FOR
1.13	Elect Laurie J. Thomsen			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR

Xerox Corp			984121509	5/19/05	Annual
1.01	Elect Glenn A. Britt			MGMT	YES	FOR	FOR
1.02	Elect Richard J. Harrington			MGMT	YES	FOR	FOR
1.03	Elect William Curt Hunter			MGMT	YES	FOR	FOR
1.04	Elect Vernon E. Jordan Jr.			MGMT	YES	FOR	FOR
1.05	Elect Hilmar Kopper			MGMT	YES	FOR	FOR
1.06	Elect Ralph S. Larsen			MGMT	YES	FOR	FOR
1.07	Elect Robert A. McDonald			MGMT	YES	FOR	FOR
1.08	Elect Anne M. Mulcahy			MGMT	YES	FOR	FOR
1.09	Elect N. J. Nicholas Jr.			MGMT	YES	FOR	FOR
1.1	Elect Ann N. Reese			MGMT	YES	FOR	FOR
1.11	Elect Stephen Robert			MGMT	YES	FOR	FOR
2	Ratify selection of auditors			MGMT	YES	FOR	FOR

Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to be have been voted against management’s recommendation, regardless of whether the recommendation is ‘For’ or ‘Against,’ except where management has made no recommendation or has recommended that shareholders ‘Abstain.’

Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item: 1) a ballot market ‘Abstain’ is considered to have been voted for management’s recommendation to ‘Abstain’ and 2) a ballot voted ‘For” or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, the abbreviation “N/A” is used to denote that there is no applicable recommendation compared to which a vote may be ‘For’ or ‘Against’ the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Convertible Securities Fund, Inc.
(Registrant)

By	/s/ Alvin R. Albe, Jr., President and Chief Executive Officer
(Signature & Title)

Date	August 29, 2005